PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2014	2015

Cost:
Computers, manufacturing, peripheral equipment	$ 81,855	$ 86,244
Office furniture and equipment	2,876	2,903
Leasehold improvements	1,049	1,161

	85,780	90,308
Accumulated depreciation:
Computers, manufacturing, peripheral equipment	50,271	58,469
Office furniture and equipment	1,616	2,084
Leasehold improvements	755	849

	52,642	61,402

Depreciated cost	$ 33,138	$ 28,906

Depreciation expenses for the years ended December 31, 2013, 2014 and 2015 were $ 13,111, $ 11,377 and $ 10,338 respectively.

During 2013 and 2014 and mainly as part of restructuring plans, the Company wrote off property and equipment in the total net amount of $ 2,559 and $ 2,367, respectively. No write-off expense was recorded in 2015.

Changes of property and equipment not resulted in cash flow outflows as of December 31, 2014 and 2015 amounted of $ (982) and $ (1,013), respectively.